Consolidated Statement of Financial Position - ZAR (R) R in Thousands	Feb. 28, 2023	Feb. 28, 2022
Non-current assets
Property, plant and equipment	R 1,591,814	R 1,390,659
Capitalized commission assets	287,054	231,537
Intangible assets	85,642	77,031
Goodwill	212,481	186,384
Loans to related parties	25,800	19,400
Long-term other receivables and prepayments	24,715	9,722
Non-current financial asset	388	1,359
Deferred tax assets	60,919	58,383
Total non-current assets	2,288,813	1,974,475
Current assets
Inventories	79,159	25,369
Trade and other receivables and prepayments	409,191	333,886
Income tax receivables	8,627	8,818
Other financial asset		15,305
Cash and cash equivalents	965,790	731,748
Total current assets	1,462,767	1,115,126
Total assets	3,751,580	3,089,601
Equity
Share capital	7,142,853	7,142,853
Capital reserve	(3,582,568)	(3,587,640)
Common control reserve	(2,709,236)	(2,709,236)
Foreign currency translation reserve	245,109	28,776
Retained earnings	1,564,809	1,276,523
Equity attributable to equity holders of parent	2,660,967	2,151,276
Non-controlling interest	30,908	22,905
Total equity	2,691,875	2,174,181
Non-current liabilities
Term loans	38,304	71,194
Lease liabilities	67,882	64,784
Deferred revenue	112,185	108,256
Deferred tax liabilities	51,894	47,063
Total non-current liabilities	270,265	291,297
Current liabilities
Term loans	21,643	18,156
Trade and other payables	374,047	281,866
Loans from related parties	607	2,134
Lease liabilities	52,845	47,294
Deferred revenue	283,682	218,148
Bank overdraft	40	13,722
Income tax payables	55,996	40,918
Provision for warranties	580	1,885
Total current liabilities	789,440	624,123
Total liabilities	1,059,705	915,420
Total equity and liabilities	R 3,751,580	R 3,089,601